SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Information
SEGMENT INFORMATION

19.	SEGMENT INFORMATION

Allocation of revenue to geographic areas for the single segment is as follows:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	$	$	$
Canada
Bus sales	5,326	7,912	10,925
Truck sales	6,973	983	—
Vehicle Sales	12,299	8,895	10,925

Spare part sales	4,369	4,517	2,504
Operating lease revenue	31	—	—
Other revenue	4,400	4,517	2,504

Total Canada Sales	16,699	13,412	13,429

United States
Bus sales	1,352	4,270	27,272
Vehicle Sales	1,352	4,270	27,272

Spare part sales	850	666	197
Operating lease revenue	149	127	810
Other revenue	999	793	1,007

Total United States Sales	2,351	5,063	28,279

Total Vehicle Sales	13,651	13,165	38,197
Total Other Revenue	5,399	5,310	3,511

Total Sales	19,050	18,475	41,708

During the year ended December 31, 2023, the Company had sales of $4,174, $2,510 and $2,099 to three end customers representing 22%, 13% and 11% of total sales, respectively. During the year ended December 31, 2022, the Company had sales of $6,261 and $4,792 to two end customers representing 34% and 26% of total sales, respectively. During the year ended December 31, 2021, the Company had sales of $26,795 and $4,423 to two end customers representing 64% and 11% of total sales, respectively.

During the year ended December 31, 2023, the Company had outstanding accounts receivable of $1,458, $1,138, $1,073 and $598 to four end customers representing 26%, 20%, 19% and 11% of total accounts receivable, respectively. During the year ended December 31, 2022, the Company had outstanding accounts receivable of $1,226 and $572 to two end customers representing 46% and 22% of total accounts receivable, respectively.